37. Pension plan and other post-employment benefits (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
PBS [member]
Disclosure of defined benefit plans [line items]
Fair value of assets on beginning	R$ 43,991
Benefits paid in the year	(2,718)
Actual earnings from assets during the year	2,893
Actuarial gain (loss) on plan assets	13,313
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end	57,479
PBS Assisted [member]
Disclosure of defined benefit plans [line items]
Fair value of assets on beginning	13,527
Benefits paid in the year	(756)
Actual earnings from assets during the year	888
Actuarial gain (loss) on plan assets	(661)
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end	12,998
Administration Agreement [member]
Disclosure of defined benefit plans [line items]
Fair value of assets on beginning	425
Benefits paid in the year	(9)
Actual earnings from assets during the year	29
Actuarial gain (loss) on plan assets	(11)
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end	434
PAMEC/Asset Policy [member]
Disclosure of defined benefit plans [line items]
Fair value of assets on beginning
Benefits paid in the year
Actual earnings from assets during the year
Actuarial gain (loss) on plan assets
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end
AES Telecom [member]
Disclosure of defined benefit plans [line items]
Fair value of assets on beginning	8,982
Benefits paid in the year	(494)
Actual earnings from assets during the year	627
Actuarial gain (loss) on plan assets	753
Contributions paid by participants	77
Contributions of sponsor converted in the plan
Fair value of assets on end	9,945
Medical Care Plan [member]
Disclosure of defined benefit plans [line items]
Fair value of assets on beginning
Benefits paid in the year
Actual earnings from assets during the year
Actuarial gain (loss) on plan assets
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end